Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances And Transactions With Related Parties
Schedule of consolidated balances and transactions

	Assets
	2023	2022

Telecom Italia Sparkle(i)	3,004	2,770
Gruppo Havas(vi)	6,544	-
TI Sparkle(iii)	187	1,494
TIM Brasil (vii)	22,803	22,790
Telecom Italia S.p.A. (ii)	3,298	2,086
I-Systems(ix)	7,502	14,762
Other	96	674
Total	43,434	44,576

	Liabilities
	2023	2022

Telecom Italia S.p.A. (ii)	127,902	85,845
Telecom Italia Sparkle(i)	4,797	4,436
TI Sparkle(iii)	8,087	9,445
TIM Brasil (iv)	10,858	10,858
Vivendi Group(v)	2,683	3,457
Gruppo Havas(vi)	68,407	65,618
I-Systems(viii)	60,367	49,391
Italtel(x)	8,507	13,348
Other	4,229	8,862
Total	295,837	251,260

		Revenue
	2023	2022	2021

Telecom Italia S.p.A. (ii)	4,366	2,874	1,112
Telecom Italia Sparkle(i)	3,980	3,887	353
TI Sparkle(iii)	911	1,968	3,347
I Systems(ix)	27,315	36,090	5,881

Total	36,572	44,819	10,693

	Cost / Expense
	2023	2022	2021

Telecom Italia S.p.A. (ii)	130,994	108,792	105,137
Telecom Italia Sparkle(i)	13,520	12,409	19,219
TI Sparkle(iii)	17,762	18,095	20,533
Vivendi Group(v)	8,390	4,319	1,271
Gruppo Havas(vi)	531,350	382,275	206,349
I Systems(viii)	429,771	365,875	31,596
Other	18,445	16,983	22,597
Total	1,150,232	908,748	406,702

(i)	amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	The amounts refer to international roaming, technical assistance and value added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s net revenue, with payment made on a quarterly basis.

(iii)	Values refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Mainly refer to judicial deposits made on account of labor claims and transfers of employees.

(v)	the values refer to Value Added Services-VAS.

(vi)	From the values described above, in the result, they refer to advertising services, of which R$ 487,839 (R$ 345,597 on December 31, 2022 and R$ 181,440 on December 31, 2021) are related to media transfers.

(vii)	Refer to judicial deposits made on account of labor claims.

(viii)	The amounts refer to fiber infrastructure capacity services.

(ix)	The amounts are related to services provided by TIM S.A., mainly related to network operation and maintenance in the scope of Transition Service Agreement, signed when closing the transaction.

(x)	The amounts refer to the development of the software used in the billing of telecommunication services.